Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of revenue source
	Year Ended December 31,
	2020	2019
Hardware and software	$47,416	$27,184
Consumables	3,257	4,806
Professional services	12,687	11,899
	$63,360	$43,889